Shareholders’ Equity - Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	9 Months Ended
	Nov. 06, 2021 USD ($) $ / shares	Feb. 12, 2021 USD ($) $ / shares shares	Nov. 30, 2021 shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 18, 2020
Class of Stock
Proceeds of issuance of ordinary shares, net of issuance costs				$ 29.6	$ 29.6
Sale of stock, authorized amount							$ 100.0
Commission, percentage of gross sales price								0.030
Sale of stock, remaining authorized amount						$ 69.1
Unvested restricted incentive shares and units
Class of Stock
Vested not issued (in shares) | shares						54,669
Ordinary shares
Class of Stock
Number of shares issued in transaction | shares			17,985,611	3,787,972	3,787,972
Per share price of issuance (usd per share) | $ / shares	$ 5.56
Proceeds of issuance of ordinary shares, net of issuance costs	$ 98.0
Sale of stock, consideration received	$ 100.0
Ordinary shares | Underwriters public offering
Class of Stock
Number of shares issued in transaction | shares		14,285,715
Per share price of issuance (usd per share) | $ / shares		$ 7.00
Proceeds of issuance of ordinary shares, net of issuance costs		$ 106.9
Ordinary shares | Options
Class of Stock
Number of shares issued in transaction | shares		2,142,857